Premises And Equipment - Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,789,176		₩ 2,839,643	₩ 2,897,602	₩ 2,450,492
Right-of-use asset	385,544		447,555	467,114
Carrying value	3,174,720	$ 2,670,974	3,287,198
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,719,325		1,726,045	1,761,159	1,481,871
Right-of-use asset	0		0
Carrying value	1,719,325		1,726,045
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	756,964		787,040	802,299	661,912
Right-of-use asset	367,480		435,132	449,878
Carrying value	1,124,444		1,222,172
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	258,361		268,225	278,016	240,013
Right-of-use asset	18,064		12,423	17,236
Carrying value	276,425		280,648
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	51,354		50,085	54,839	57,594
Right-of-use asset	0		0
Carrying value	51,354		50,085
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	3,171		8,246	1,287	9,099
Right-of-use asset	0		0
Carrying value	3,171		8,246
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1		2	₩ 2	₩ 3
Right-of-use asset	0		0
Carrying value	₩ 1		₩ 2